SUPPLEMENT DATED DECEMBER 1, 2015
TO

PROSPECTUS DATED APRIL 29, 2011
 FOR FUTURITY ACCUMULATOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED NOVEMBER 3, 2008
FOR FUTURITY SURVIVORSHIP II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUS DATED MAY 1, 2008
FOR FUTURITY PROTECTOR II VARIABLE UNIVERSAL LIFE INSURANCE

PROSPECTUSES DATED APRIL 25, 2007
FOR FUTURITY ACCUMULATOR VARIABLE UNIVERSAL LIFE INSURANCE
 AND FUTURITY PROTECTOR VARIABLE UNIVERSAL LIFE INSURANCE

ISSUED BY DELAWARE LIFE INSURANCE COMPANY
 DELAWARE LIFE VARIABLE ACCOUNT I

This supplement contains information regarding a change to an investment option that is available under your Policy.

Effective immediately, the name of the following investment option has changed:

Current Name	New Name

Fidelity Money Market Portfolio	Fidelity Government Money Market Portfolio

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.